Earnings Per Share	12 Months Ended
Feb. 01, 2014
Earnings Per Share

6. Earnings per share

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions, except per share amounts)
Net income	$368.0	$359.9	$324.4

Basic weighted average number of shares outstanding	80.2	82.3	86.2
Dilutive effect of share awards	0.5	0.5	0.8

Diluted weighted average number of shares outstanding	80.7	82.8	87.0

Earnings per share – basic	$4.59	$4.37	$3.76
Earnings per share – diluted	$4.56	$4.35	$3.73

The basic weighted average number of shares excludes non-vested time-based restricted shares, shares held by the Employee Stock Ownership Trust (“ESOT”) and treasury shares. Such shares are not considered outstanding and do not qualify for dividends, except for time-based restricted shares for which dividends are earned and payable by the Company subject to full vesting. The effect of excluding these shares is to reduce the average number of shares in Fiscal 2014 by 6,961,632 (Fiscal 2013: 4,882,625; Fiscal 2012: 576,427). The calculation of fully diluted EPS for Fiscal 2014 excludes share awards to acquire 70,447 shares (Fiscal 2013: 192,374 share awards; Fiscal 2012: 375,071 share awards) on the basis that their effect on EPS was anti-dilutive.